Operating Costs, Expenses and Other Revenue - Schedule of Other Operating Expenses (Revenues), Net (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Personnel	R$ 1,399		R$ 1,308	R$ 1,352
Employees’ and managers’ income sharing	172		157	83
Post-employment benefits (Note 23)	484		591	626
Materials	135		140	148
Outsourced services	2,142		1,902	1,706
Depreciation and amortization	1,376		1,274	1,182
Provisions (Reversals)	(28)		(434)	(401)
Impairment	46
Expected credit losses of accounts receivable	175		175	109
Provision for losses with related party - Renova			1	(54)
Reversal of provision with related party	(58)
Write-off of financial asset				172
Other costs and expenses	537		503	396
Total	6,380		6,485	6,121
Operating Cost [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Personnel	1,053		1,000	976
Employees’ and managers’ income sharing	131
Post-employment benefits (Note 23)	15
Materials	118		100	93
Outsourced services	1,866		1,652	1,433
Depreciation and amortization	1,352		1,247	1,110
Provisions (Reversals)	(163)	[1]	(333)	(278)
Impairment		[2]
Expected credit losses of accounts receivable
Provision for losses with related party - Renova
Reversal of provision with related party		[3]
Write-off of financial asset
Other costs and expenses	312		240	205
Total	4,684		4,572	4,095
Expected Credit Loss [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Personnel
Employees’ and managers’ income sharing
Post-employment benefits (Note 23)
Materials
Outsourced services
Depreciation and amortization
Provisions (Reversals)
Impairment
Expected credit losses of accounts receivable	175		175	109
Provision for losses with related party - Renova
Reversal of provision with related party
Write-off of financial asset
Other costs and expenses
Total	175		175	109
General And Administrative Expenses [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Personnel	346		308	376
Employees’ and managers’ income sharing	41			4
Post-employment benefits (Note 23)	5
Materials	17		40	55
Outsourced services	276		250	273
Depreciation and amortization	24		27	72
Provisions (Reversals)
Impairment
Expected credit losses of accounts receivable
Provision for losses with related party - Renova
Reversal of provision with related party
Write-off of financial asset
Other costs and expenses	111		82	9
Total	820		707	789
Other Operating Expenses (Revenue) [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Personnel
Employees’ and managers’ income sharing			157	79
Post-employment benefits (Note 23)	464		591	626
Materials
Outsourced services
Depreciation and amortization
Provisions (Reversals)	(135)		(101)	(123)
Impairment	46
Expected credit losses of accounts receivable
Provision for losses with related party - Renova			1	(54)
Reversal of provision with related party	(58)
Write-off of financial asset				172
Other costs and expenses	114		181	182
Total	R$ 701		R$ 1,031	R$ 1,128

[1]

This variation is basically due to the reversal of a tax contingency arising from a decision in favor of the company in the lower court, which ordered the cancellation of the collection and the extinction of the tax execution of a lawsuit related to social security contributions on Profit Sharing (PLR). For more details, see note 24.

[2]	This amount includes: i. R$41 relating to the recognition of impairment losses on the capital gain of Aliança Norte. For more details, see note 14. This loss is presented in the Operating Segments note as part of the investees segment. ii. R$5 referring to outstanding debts with customer, due to disagreement in values. Arbitration procedure was initiated by the customer.
[3]	Refers to contractual obligations towards the investee Aliança Geração corresponding to contingencies whose triggering event is events that occurred before the closing of the transaction that resulted in the contribution of assets by Cemig GT and Vale S.A. in the capital of this investee On March 27, 2024, the CCVA was signed for the sale of the stake held by Cemig GT in the share capital of Aliança Geração to Vale S.A.. On August 13, 2024, with the conclusion of the sale, Vale S.A. and Cemig GT jointly signed an agreement to extinguish and discharge these contingencies, which resulted in the reversal of the provision in August 2024.